General (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 27, 2025	Mar. 24, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 05, 2025	Dec. 31, 2024
General [Abstract]
Incorporated date			Jul. 21, 2003
Revenue generated from subsidiary			$ 421
Total consideration		$ 1	$ 200
Polish subsidiary	$ 12,000
Percentage of costs	80.00%
Diluted share capital			100.00%
Other payables			$ 50
Cancellation fee			50
Other expenses			100
Financial statements and recognized a liability			50
Percentage of share capital and voting rights					100.00%
Cash and cash equivalents			989	$ 3,076		$ 1,964
Operating loss			(3,763)	(3,955)
Negative cash flows from operating activities			$ (2,575)	$ (3,221)